Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000162155 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000162155 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162155 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162155 | Watts Water Technologies, Inc.FR_942749102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162155 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162155 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162155 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162155 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162155 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162155 | ExlService Holdings, Inc.FR_302081104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162155 | Sector EquityUtilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162155 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162155 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162155 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000162155 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.10%
C000162155 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	8.80%
C000162155 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.10%
C000162155 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	56.90%
C000162155 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000162155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000020634 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020634 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020634 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020634 | Watts Water Technologies, Inc.FR_942749102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020634 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020634 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020634 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020634 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020634 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020634 | ExlService Holdings, Inc.FR_302081104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020634 | Sector EquityUtilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020634 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020634 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020634 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020634 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.10%
C000020634 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020634 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020634 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	56.90%
C000020634 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000020634 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%